Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 54,280	$ 58,866
Cost of sales	(40,038)	(46,145)
Depletion and amortization	(6,709)	(7,388)
Care, maintenance and restructuring costs	(701)	(993)
Corporate general and administrative	(6,651)	(5,355)
Exploration costs	(2,726)	(1,681)
Accretion on decommissioning provision	(185)	(152)
Interest and financing income (expense)	(723)	(2,337)
Foreign exchange gain (loss)	(225)	340
Loss on disposal of assets		(20)
Loss on available-for-sale investment	(11)	(132)
Write-down of equipment	(204)
Income (loss) before income taxes	(3,893)	(4,997)
Income tax recovery (expense)	427	(210)
Net Income (loss) for the year	(3,466)	(5,207)
Mexican Operations [Member]
Disclosure of operating segments [line items]
Revenue	21,512	23,322
Cost of sales	(10,195)	(17,679)
Depletion and amortization	(3,247)	(3,534)
Care, maintenance and restructuring costs	(60)	(399)
Corporate general and administrative
Exploration costs	(2,407)	(690)
Accretion on decommissioning provision	(144)	(112)
Interest and financing income (expense)	(35)	2
Foreign exchange gain (loss)	(308)	384
Loss on disposal of assets
Loss on available-for-sale investment
Write-down of equipment
Income (loss) before income taxes	5,116	1,294
Income tax recovery (expense)	(219)	(210)
Net Income (loss) for the year	4,897	1,084
U.S. Operations [Member]
Disclosure of operating segments [line items]
Revenue	32,768	35,544
Cost of sales	(29,843)	(28,466)
Depletion and amortization	(3,452)	(3,839)
Care, maintenance and restructuring costs	(473)	(495)
Corporate general and administrative
Exploration costs	(319)	(991)
Accretion on decommissioning provision	(41)	(40)
Interest and financing income (expense)
Foreign exchange gain (loss)
Loss on disposal of assets
Loss on available-for-sale investment
Write-down of equipment
Income (loss) before income taxes	(1,564)	1,713
Income tax recovery (expense)	646
Net Income (loss) for the year	(918)	1,713
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(10)	(15)
Care, maintenance and restructuring costs	(168)	(99)
Corporate general and administrative	(6,651)	(5,355)
Exploration costs
Accretion on decommissioning provision
Interest and financing income (expense)	(688)	(2,339)
Foreign exchange gain (loss)	83	(44)
Loss on disposal of assets		(20)
Loss on available-for-sale investment	(11)	(132)
Write-down of equipment
Income (loss) before income taxes	(7,455)	(8,004)
Income tax recovery (expense)
Net Income (loss) for the year	$ (7,455)	$ (8,004)